Securities and other financial assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 75,271	$ 86,326
With changes in other comprehensive income recyclable to profit and loss	5,142	22,249
With changes in other comprehensive income non-recyclable to profit and loss	1,889	6,273
With changes in profit or loss	6,492	8,750
Total securities and other financial assets, net	88,794	123,598
Balance - principal
Amortized cost	74,547	85,326
With changes in other comprehensive income recyclable to profit and loss	5,094	21,798
With changes in other comprehensive income non-recyclable to profit and loss	1,889	6,273
With changes in profit or loss	6,492	8,750
Total securities and other financial assets, net	88,022	122,147
Interest [Member]
Amortized cost	837	1,140
With changes in other comprehensive income recyclable to profit and loss	48	451
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0	0
Total securities and other financial assets, net	885	1,591
Reserves [Member]
Amortized cost		140
Amortized cost	(113)
With changes in other comprehensive income recyclable to profit and loss	0	0
With changes in other comprehensive income non-recyclable to profit and loss	0	0
With changes in profit or loss	0
Total securities and other financial assets, net		$ (140)
Total securities and other fianancial assets, net	$ (113)